Share-based Payments - Share-based Payment Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity-settled share incentive schemes	$ 26	$ 34	$ 33
Cash-settled Long Term Incentive Plan (CSLTIP)	7	3	0
Total share-based payment expense (note 9)	33	37	33
Bonus Share Plan (BSP)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity-settled share incentive schemes	26	26	22
Long Term Incentive Plan (LTIP)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity-settled share incentive schemes	(1)	7	11
Other
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity-settled share incentive schemes	$ 1	$ 1	$ 0